Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net loss on derivatives	$ (198,930)	$ (335,663)
Loss on derivatives, net
Interest rate swaps - Fair value	209,777	69,512
Interest rate swaps - Realized Loss	$ (408,707)	$ (405,175)